Events After the Reporting Date	12 Months Ended
Jan. 31, 2023
Events After the Reporting Date
Events After the Reporting Date

26. Events After the Reporting Date

(a) In March 2023, the Company closed a brokered private placement pursuant to which it issued 15,000,000 units at a price of $0.10 per unit for gross proceeds of $1,500,000. Each unit is comprised of one common share and one share purchase warrant entitling the holder to acquire one common share at an exercise price of $0.15 for a period of 60 months. The Company paid $84,000 in brokers’ fee and issued 840,000 of brokers’ warrants entitling the holder to purchase one common share at an exercise price of $0.10 for a period of 24 months.

(b) In March 2023, the Company closed on a non-brokered private placement pursuant to which it issued 3,571,429 units at a price of US$0.07 per unit for gross proceeds of $357,143 (US$250,000). Each unit is comprised of one common share and one share purchase warrant entitling the holder to acquire one common share at an exercise price of US$0.11 for a period of 60 months.

(c) In April 2023, outstanding compensation to officers totaling approximately $470,000 was forgiven.

(d) In May 2023, the Company granted 5,595,000 stock options with an exercise price of $0.075 and expiry date of May 1, 2026 to officers and a director.

(e) In May 2023, MedMelior issued 442,667 common shares and 221,333 share purchase warrants, with an exercise price of US$1.25 and a two year expiry, to NCI for gross proceeds of US$332,000.

(f) Subsequent to January 31, 2023, 1,220,000 stock options forfeited or expired unexercised and 200,000 share purchase warrants expired unexercised.